ORGANIZATION AND BUSINESS - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 HKD ($)	Dec. 31, 2022 USD ($) $ / shares
Organization and Business [Line Items]
Cash and cash equivalents | $	$ 292,951		$ 509,523
2016 Studio City Credit Facilities [Member] | Revolving Credit Facility [Member]
Organization and Business [Line Items]
Remaining Borrowing Capacity	$ 29,755	$ 233,000
New Cotai, LLC [Member]
Organization and Business [Line Items]
Common stock dividend percentage	9.40%	9.40%	9.40%
Class A Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares, par value	$ 0.0001		$ 0.0001
Class B Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares, par value	$ 0.0001		$ 0.0001